CONSOLIDATEDS STATEMENTS OF OPERATION - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 2,278,814	$ 2,381,737
Cost of revenues
Total cost of revenues	1,799,384	1,961,183
Gross Profit	479,430	420,554
Operating expenses
Total operating expenses	1,686,125	802,317
Operating Loss	(1,206,695)	(381,763)
Loss Before Income Taxes	(1,138,102)	(386,023)
Taxes on income (tax benefit), net (Note 7)	970	(79,870)
Net Loss	$ (1,139,072)	$ (306,153)
Net loss per share:
Basic and diluted net loss per share	$ (0.14)	$ (0.05)
Weighted average number of shares used in computing basic and diluted net loss per share	8,048,194	6,587,361
Mer Telemanagement Solutions Ltd [Member]
Revenues
Revenues	$ 4,018,000	$ 5,193,000	$ 5,861,000
Cost of revenues
Total cost of revenues	1,795,000	1,857,000	2,149,000
Gross Profit	2,223,000	3,336,000	3,712,000
Operating expenses
Research and development		545,000	825,000
Selling and marketing	752,000	817,000	1,471,000
General and administrative	1,867,000	1,890,000	2,239,000
Goodwill impairment	1,723,000	254,000
Total operating expenses	4,342,000	3,506,000	4,535,000
Operating Loss	(2,119,000)	(170,000)	(823,000)
Financial income (expense), net	16,000	(18,000)	(17,000)
Loss Before Income Taxes	(2,103,000)	(188,000)	(840,000)
Taxes on income (tax benefit), net (Note 7)	(325,000)	4,000	46,000
Net loss from continuing operations	(1,778,000)	(192,000)	(886,000)
Income (loss) from discontinued operations	(37,000)	57,000	(284,000)
Net Loss	$ (1,815,000)	$ (135,000)	$ (1,170,000)
Net loss per share:
Basic and diluted net loss per share from continuing operations	$ (0.29)	$ (0.04)	$ (0.26)
Basic and diluted net earnings per share from discontinued operations	(0.01)	0.01	(0.08)
Basic and diluted net loss per share	$ (0.30)	$ (0.03)	$ (0.34)
Weighted average number of shares used in computing basic and diluted net loss per share	5,954,795,000	5,013,374,000	3,435,161,000
Mer Telemanagement Solutions Ltd [Member] | Service [Member]
Revenues
Revenues	$ 3,383,000	$ 4,273,000	$ 4,843,000
Cost of revenues
Total cost of revenues	1,511,000	1,486,000	1,719,000
Mer Telemanagement Solutions Ltd [Member] | Product [Member]
Revenues
Revenues	635,000	920,000	1,018,000
Cost of revenues
Total cost of revenues	$ 284,000	$ 371,000	$ 430,000